Performance Management	Jan. 28, 2026
Ocean Park Tactical All Asset Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Institutional Class shares of the Fund for each of the last ten full calendar years. The performance table compares the performance of the share classes of the Fund over time to the performance of a broad-based securities market index and a supplement index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-866-738-4363 or visiting www.OceanParkMutualFunds.com.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Institutional Class shares of the Fund for each of the last ten full calendar years.
Bar Chart [Heading]	Institutional Class Annual Total Return For Calendar Years Ended December 311
Bar Chart [Table]

1	The returns are for Institutional Class, which would have substantially similar annual returns as the other share classes because the shares are invested in the same portfolio of securities and the returns for each class would differ only to the extent that the classes do not have the same expenses.

Bar Chart Closing [Text Block]
Best Quarter:	4th Quarter 2023	5.18%
Worst Quarter:	2nd Quarter 2022	(4.33)%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	5.18%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(4.33%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
	One Year	Five Year	Ten Years	Since Inception
Institutional Class shares*
Return before taxes	5.01%	1.65%	2.87%	4.04%
Return after taxes on distributions	3.93%	0.67%	1.92%	2.84%
Return after taxes on distributions and sale of Fund shares	3.13%	0.91%	1.86%	2.73%
Class A shares*
Return before taxes with sales load	0.82%	0.20%	2.01%	3.47%
Class C shares**
Return before taxes	3.98%	0.63%	1.85%	1.92%
Investor Class
Return before taxes	4.74%	1.39%	2.61%	3.80%
Class A1 shares***
Return before taxes with sales load	0.68%	0.05%	1.86%	1.70%
Class I1 shares***
Return before taxes	4.60%	1.23%	2.46%	2.15%
Morningstar Conservative Target Risk Index	10.40%	1.81%	3.98%	3.86%

*	Class A, Investor Class and Institutional Class shares commenced operations December 24, 2007.

**	Class C shares commenced operations February 5, 2010.

***	Class A1 and I1 shares commenced operations June 7, 2012.

Performance Table One Class of after Tax Shown [Text]	After tax returns are not shown for Class A, C, I, A1 and I1 shares and would differ from those of Institutional Class shares.
Performance Table Closing [Text Block]

The Morningstar Conservative Target Risk Index is an index comprised of a diversified mix of equities, bonds and cash. The Morningstar Conservative Target Risk Index seeks approximately 20% exposure to global equity markets.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs). After tax returns are not shown for Class A, C, I, A1 and I1 shares and would differ from those of Institutional Class shares.

Performance Availability Website Address [Text]	www.OceanParkMutualFunds.com
Performance Availability Phone [Text]	1-866-738-4363
Ocean Park Tactical Core Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Institutional Class of the Fund for each of the last ten full calendar years. The performance table compares the performance of the share classes of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-866-738-4363 or visiting www.OceanParkMutualFunds.com.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Institutional Class of the Fund for each of the last ten full calendar years.
Bar Chart [Heading]	Institutional Class Annual Total Return For Calendar Years Ended December 311
Bar Chart [Table]

1	The returns are for Institutional Class, which would have substantially similar annual returns as the other share classes because the shares are invested in the same portfolio of securities and the returns for each class would differ only to the extent that the classes have different expenses.

Bar Chart Closing [Text Block]
Best Quarter:	4th Quarter 2023	5.41%
Worst Quarter:	1st Quarter 2020	(3.04)%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	5.41%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(3.04%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
	One Year	Five Years	Ten Years	Since Inception
Institutional Class
Return before taxes	3.81%	1.51%	3.16%	3.39%
Return after taxes on distributions	1.87%	0.14%	1.85%	2.02%
Return after taxes on distributions and sale of Fund shares	2.27%	0.63%	1.92%	2.06%
Class A shares
Return before taxes with sales load	(0.51)%	(0.09)%	2.16%	2.58%
Class C shares
Return before taxes	2.79%	0.50%	2.15%	2.40%
Investor Class
Return before taxes	3.37%	1.09%	2.76%	3.02%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30%	(0.36)%	2.01%	2.08%

Performance Table One Class of after Tax Shown [Text]	After tax returns are not shown for Class A, C and Investor shares and would differ from those of Institutional Class.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs). After tax returns are not shown for Class A, C and Investor shares and would differ from those of Institutional Class.

The Bloomberg U.S. Aggregate Bond Index, an unmanaged, broad-based market capitalization weighted index, has been selected as the Fund’s benchmark index. The Bloomberg U.S. Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate pass-throughs), ABS and CMBS (agency and non-agency). The index does not take into account charges, fees and other expenses, and investors cannot invest directly in an index.

Performance Availability Website Address [Text]	www.OceanParkMutualFunds.com
Performance Availability Phone [Text]	1-866-738-4363
Ocean Park Tactical Municipal Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Institutional Class shares of the Fund for each full calendar year since the Fund’s inception. The performance table compares the performance of the share classes of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-866-738-4363 or visiting www.Ocean ParkMutualFunds.com.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Institutional Class shares of the Fund for each full calendar year since the Fund’s inception.
Bar Chart [Heading]	Institutional Class Annual Total Return For Calendar Years Ended December 311
Bar Chart [Table]

1	The returns are for Institutional Class, which would have substantially similar annual returns as the other share classes because the shares are invested in the same portfolio of securities and the returns for each class would differ only to the extent that the classes have different expenses.

Bar Chart Closing [Text Block]
Best Quarter:	4th Quarter 2023	7.22%
Worst Quarter:	1st Quarter 2020	(4.69)%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	7.22%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(4.69%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
	One Year	Five Years	Since Inception (12-27-18)
Institutional Class
Return before taxes	(1.12)%	0.99%	2.40%
Return after taxes on distributions	(1.14)%	0.62%	2.03%
Return after taxes on distributions and sale of Fund shares	0.68%	1.08%	2.15%
Class A shares
Return before taxes with sales load	(5.02)%	(0.40)%	1.35%
Class C shares*
Return before taxes	(2.04)%	0.03%	0.53%
Special Class shares
Return before taxes	(1.01)%	1.10%	2.52%
Investor Class
Return before taxes	(1.45)%	0.64%	2.03%
Bloomberg Municipal Bond Index	4.25%	0.80%	2.37%

*	Class C commenced operations on September 10, 2019.

Performance Table One Class of after Tax Shown [Text]	After tax returns are not shown for Class A, I, A1 and I1 shares and would differ from those of Institutional Class shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	The index does not take into account charges, fees, and other expenses, and investors cannot invest directly in an index.
Performance Table Closing [Text Block]

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs). After tax returns are not shown for Class A, I, A1 and I1 shares and would differ from those of Institutional Class shares.

The Bloomberg Municipal Bond Index, an unmanaged, broad-based market capitalization weighted index, has been selected as the Fund’s benchmark index. The Bloomberg Municipal Bond Index is a market-value-weighted index for the long-term tax-exempt bond market. To be included in the index, bonds must have a minimum credit rating of Baa. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date. The index does not take into account charges, fees, and other expenses, and investors cannot invest directly in an index.

Performance Availability Website Address [Text]	www.Ocean ParkMutualFunds.com
Performance Availability Phone [Text]	1-866-738-4363
Ocean Park Tactical Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Institutional Class shares of the Fund for each full calendar year since the Fund’s inception. The performance table compares the performance of the share classes of the Fund over time to the performance of a broad-based securities market index and two supplemental indices. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-866-738-4363 or visiting www.Ocean ParkMutualFunds.com.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Institutional Class shares of the Fund for each full calendar year since the Fund’s inception.
Bar Chart [Heading]	Institutional Class Annual Total Return For Calendar Years Ended December 311
Bar Chart [Table]

1	The returns are for Institutional Class, which would have substantially similar annual returns as the other share classes because the shares are invested in the same portfolio of securities and the returns for each class would differ only to the extent that the classes do not have the same expenses.

Bar Chart Closing [Text Block]
Best Quarter:	1st Quarter 2020	7.03%
Worst Quarter:	2nd Quarter 2025	(3.42)%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	7.03%
Highest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(3.42%)
Lowest Quarterly Return, Date	Jun. 30, 2025
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
	One Year	Five Years	Since Inception (10-01-19)
Institutional Class shares
Return before taxes	0.22%	2.23%	4.64%
Return after taxes on distributions	(1.98)%	0.53%	2.72%
Return after taxes on distributions and sale of Fund shares	0.11%	0.97%	2.76%
Class A shares
Return before taxes with sales load	(3.80)%	0.77%	3.39%
Class C shares
Return before taxes	(0.81)%	1.21%	3.64%
Investor Class
Return before taxes	(0.22)%	1.82%	4.22%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	0.87%
Bloomberg U.S. Corporate High Yield Bond Index	8.62%	4.51%	5.18%

Performance Table One Class of after Tax Shown [Text]	After tax returns are not shown for Class A, C and Investor shares and would differ from those of Institutional Class shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	The index does not take into account charges, fees and other expenses, and investors cannot invest directly in an index.
Performance Table Closing [Text Block]

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs). After tax returns are not shown for Class A, C and Investor shares and would differ from those of Institutional Class shares.

The Bloomberg U.S. Aggregate Bond Index, an unmanaged, broad-based market capitalization weighted index, has been selected as the Fund’s benchmark index. The Bloomberg U.S. Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate pass-throughs), ABS and CMBS (agency and non-agency). The index does not take into account charges, fees and other expenses, and investors cannot invest directly in an index.

The Bloomberg U.S. Corporate High Yield Bond Index measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch and S&P is Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country of risk, based on the indices’ EM country definition, are excluded.

Performance Availability Website Address [Text]	www.Ocean ParkMutualFunds.com
Performance Availability Phone [Text]	1-866-738-4363
Ocean Park Tactical Risk Spectrum 30 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Institutional Class shares of the Fund for each full calendar year since the Fund’s inception. The performance table compares the performance of the share classes of the Fund over time to the performance of a broad-based securities market index and a supplement index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-866-738-4363 or visiting www.OceanParkMutualFunds.com.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Institutional Class shares of the Fund for each full calendar year since the Fund’s inception.
Bar Chart [Heading]	Institutional Class Annual Total Return For Calendar Years Ended December 311
Bar Chart [Table]

1	The returns are for Institutional Class, which would have substantially similar annual returns as the other share classes because the shares are invested in the same portfolio of securities and the returns for each class would differ only to the extent that the classes do not have the same expenses.

Bar Chart Closing [Text Block]
Best Quarter:	4th Quarter 2023	4.91%
Worst Quarter:	3rd Quarter 2023	(1.50)%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	4.91%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(1.50%)
Lowest Quarterly Return, Date	Sep. 30, 2023
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
	One Year	Since Inception (09-30-22)
Institutional Class shares
Return before taxes	5.80%	5.87%
Return after taxes on distributions	4.58%	4.52%
Return after taxes on distributions and sale of Fund shares	3.53%	4.00%
Investor Class
Return before taxes	5.45%	5.30%
Morningstar Conservative Target Risk Index	10.40%	8.00%

Performance Table One Class of after Tax Shown [Text]	After tax returns are not shown for Class A, C, and Investor shares and would differ from those of Institutional Class shares.
Performance Table Closing [Text Block]

The Morningstar Conservative Target Risk Index is an index comprised of a diversified mix of equities, bonds and cash. The Morningstar Conservative Target Risk Index seeks approximately 20% exposure to global equity markets.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs). After tax returns are not shown for Class A, C, and Investor shares and would differ from those of Institutional Class shares.

Performance Availability Website Address [Text]	www.OceanParkMutualFunds.com
Performance Availability Phone [Text]	1-866-738-4363
Ocean Park Tactical Risk Spectrum 50 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Institutional Class shares of the Fund for each full calendar year since the Fund’s inception. The performance table compares the performance of the share classes of the Fund over time to the performance of a broad-based securities market index and a supplement index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-866-738-4363 or visiting www.Ocean ParkMutualFunds.com.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Institutional Class shares of the Fund for each full calendar year since the Fund’s inception.
Bar Chart [Heading]	Institutional Class Annual Total Return For Calendar Years Ended December 311
Bar Chart [Table]

1	The returns are for Institutional Class, which would have substantially similar annual returns as the other share classes because the shares are invested in the same portfolio of securities and the returns for each class would differ only to the extent that the classes do not have the same expenses.

Bar Chart Closing [Text Block]
Best Quarter:	4th Quarter 2023	5.13%
Worst Quarter:	2nd Quarter 2022	(6.13)%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	5.13%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(6.13%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
	One Year	Since Inception (5/26/2021)
Institutional Class
Return before taxes	6.09%	2.17%
Return after taxes on distributions	5.12%	1.31%
Return after taxes on distributions and sale of Fund shares	3.77%	1.36%
Class A shares
Return before taxes with sales load	1.83%	0.60%
Class C shares
Return before taxes	5.02%	1.16%
Investor Class
Return before taxes	5.66%	1.79%
Morningstar Moderately Conservative Target Risk Index	12.87%	3.66%

Performance Table One Class of after Tax Shown [Text]	After tax returns are not shown for Class A, C and Investor shares and would differ from those of Institutional Class.
Performance Table Closing [Text Block]

The Morningstar Moderately Conservative Target Risk Index is an index comprised of a diversified mix of equities, bonds and cash. The Morningstar Moderately Conservative Target Risk Index seeks 40% exposure to global equity markets.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs). After tax returns are not shown for Class A, C and Investor shares and would differ from those of Institutional Class.

Performance Availability Website Address [Text]	www.Ocean ParkMutualFunds.com
Performance Availability Phone [Text]	1-866-738-4363
Ocean Park Tactical Risk Spectrum 70 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Instl Class shares of the Fund for each full calendar year since the Fund’s inception. The performance table compares the performance of the share classes of the Fund over time to the performance of a broad-based securities market index and a supplement index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-866-738-4363 or visiting www.Ocean ParkMutualFunds.com.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Instl Class shares of the Fund for each full calendar year since the Fund’s inception.
Bar Chart [Heading]	Institutional Class Annual Total Return For Calendar Years Ended December 311
Bar Chart [Table]

1	The returns are for Institutional Class, which would have substantially similar annual returns as the other share classes because the shares are invested in the same portfolio of securities and the returns for each class would differ only to the extent that the classes do not have the same expenses.

Bar Chart Closing [Text Block]
Best Quarter:	1st Quarter 2024	5.83%
Worst Quarter:	4th Quarter 2024	(2.07)%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	5.83%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(2.07%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
	One Year	Since Inception (3/31/2023)
Institutional Class
Return before taxes	6.07%	7.44%
Return after taxes on distributions	5.48%	6.76%
Return after taxes on distributions and sale of Fund shares	3.83%	5.56%
Investor Class
Return before taxes	5.61%	6.93%
Morningstar Moderate Target Risk Index	15.95%	11.89%

Performance Table One Class of after Tax Shown [Text]	After tax returns are not shown for Investor shares and would differ from those of Instl Class.
Performance Table Closing [Text Block]

The Morningstar Moderate Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 60% global equity exposure and 40% global bond exposure. Investors cannot invest directly in an index.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs). After tax returns are not shown for Investor shares and would differ from those of Instl Class.

Performance Availability Website Address [Text]	www.Ocean ParkMutualFunds.com
Performance Availability Phone [Text]	1-866-738-4363
Ocean Park Tactical Core Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Institutional Class shares of the Fund for each full calendar year since the Fund’s inception. The performance table compares the performance of the share classes of the Fund over time to the performance of a broad-based securities market index and a supplement index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-866-738-4363 or visiting www.OceanParkMutualFunds.com.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Institutional Class shares of the Fund for each full calendar year since the Fund’s inception.
Bar Chart [Heading]	Institutional Class Annual Total Return For Calendar Years Ended December 311
Bar Chart [Table]

1	The returns are for Institutional Class, which would have substantially similar annual returns as the other share classes because the shares are invested in the same portfolio of securities and the returns for each class would differ only to the extent that the classes do not have the same expenses.

Bar Chart Closing [Text Block]
Best Quarter:	1st Quarter 2024	7.47%
Worst Quarter:	1st Quarter 2025	(2.84)%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	7.47%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(2.84%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
	One Year	Since Inception (9/29/2023)
Institutional Class
Return before taxes	7.55%	10.36%
Return after taxes on distributions	7.30%	9.75%
Return after taxes on distributions and sale of Fund shares	4.75%	7.85%
Investor Class
Return before taxes	7.07%	9.89%
Morningstar U.S. Market Index	17.35%	24.27%
Morningstar Global Markets ex-US NR Index	31.60%	20.35%
70% - Morningstar U.S. Market USD/ 30% - Morningstar Global Markets ex US NR Blended Index	21.56%	23.19%

Performance Table One Class of after Tax Shown [Text]	After tax returns are not shown for Investor shares and would differ from those of Institutional Class.
Performance Table Closing [Text Block]

Morningstar U.S. Market Index: The index measures the performance of US securities and targets 97% market capitalization coverage of the investable universe. It is a diversified broad market index.

Morningstar Global Markets ex-US NR Index: The index measures the performance of the stocks located in the developed and emerging countries across the world (excluding the United States) as defined by Morningstar. Stocks in the index are weighted by their float capital, which removes corporate cross ownership, government holdings and other locked-in shares.

The Blended Benchmark Index represents a blend of 70% Morningstar U.S. Market Index and 30% Morningstar Global Markets ex-US NR Index. The index is unmanaged and its results do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Investors cannot invest directly in an index.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs). After tax returns are not shown for Investor shares and would differ from those of Institutional Class.

Performance Availability Website Address [Text]	www.OceanParkMutualFunds.com
Performance Availability Phone [Text]	1-866-738-4363